Other Non-Financial Assets (Details) € in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Current assets
Prepaid expenses		€ 264	€ 257
Other tax assets		209	123
Capitalized contract cost		199	139
Miscellaneous other assets		54	62
Total other current non-financial assets	$ 871	725	581
Non-current assets
Prepaid expenses		123	107
Other tax assets		0	0
Capitalized contract cost		497	424
Miscellaneous other assets		0	0
Total non-current non-financial assets	$ 746	621	532
Total
Prepaid expenses		387	364
Other tax assets		209	123
Capitalized contract cost		696	563
Miscellaneous other assets		54	62
Total other non-financial assets		€ 1,346	€ 1,113